Risk Management - Summary of Largest Counter Parties Balance as Percentage of Respective Totals (Detail) - Credit risk [member] - Other receivables [member]	Dec. 31, 2017	Dec. 31, 2016
Top five counter parties [member]
Concentration of credit risks by main counterparties, % from total amount
Concentration of credit risks by main counterparties, % from total amount	47.00%	60.00%
Individually insignificant counterparties [member]
Concentration of credit risks by main counterparties, % from total amount
Concentration of credit risks by main counterparties, % from total amount	53.00%	40.00%